Right of Use Assets - Schedule of Lease Liability and Maturity of Lease (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Jun. 30, 2026 USD ($)
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year/period	RM 1,360,238	$ 333,082	RM 162,577
Termination			(37,339)
As at end of the year/period	1,201,388	294,184	1,360,238
Lease liability current portion	330,501		323,500	$ 80,930
Lease liability non-current portion	870,887		1,036,738	213,254
Maturities of Lease	1,201,388		1,360,238	294,184
Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year/period	1,360,238	333,082	162,577
Add: New lease recognized			1,355,647
Add: Imputed interest	31,444	7,700	40,750
Less: Modification	1,014	248	(69)
Less: Principal repayment	(191,308)	(46,846)	(161,328)
Termination			(37,339)
As at end of the year/period	1,201,388	294,184	1,360,238
Lease liability current portion	330,501		323,500	80,930
Lease liability non-current portion	870,887		1,036,738	213,254
Maturities of Lease	1,201,388		1,360,238	294,184
Year ending December 31, 2026 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year/period	323,500
As at end of the year/period			323,500
Maturities of Lease			323,500
Year ending December 31, 2027 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year/period	321,983
As at end of the year/period			321,983
Maturities of Lease			321,983
Year ending December 31, 2028 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year/period	336,260
As at end of the year/period			336,260
Maturities of Lease			336,260
Year ending December 31, 2029 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year/period	236,467
As at end of the year/period			236,467
Maturities of Lease			236,467
Year ending December 31, 2030 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year/period	55,810
As at end of the year/period			55,810
Maturities of Lease			55,810
After December 31, 2030 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year/period	86,218
As at end of the year/period			86,218
Maturities of Lease			RM 86,218
Period ending June 30, 2027 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at end of the year/period	330,501	80,930
Maturities of Lease	330,501			80,930
Period ending June 30, 2028 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at end of the year/period	316,163	77,419
Maturities of Lease	316,163			77,419
Period ending June 30, 2029 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at end of the year/period	385,859	94,485
Maturities of Lease	385,859			94,485
Period ending June 30, 2030 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at end of the year/period	54,382	13,317
Maturities of Lease	54,382			13,317
Period ending June 30, 2031 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at end of the year/period	54,981	13,463
Maturities of Lease	54,981			13,463
After June 30, 2031 [Member] | Right-of-use assets [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at end of the year/period	59,502	$ 14,570
Maturities of Lease	RM 59,502			$ 14,570